Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Lessee Operating and Finance Leases

Operating and finance leases consisted of the following:

	December 31, 2022	December 31, 2021
Right-of-use assets
Operating leases	193	200
Finance Leases	55	—
Total right-of-use assets	248	200
Lease liabilities
Current	59	55
Operating leases	52	55
Finance Leases	7	—
Non-current	191	148
Operating leases	141	148
Finance Leases	50	—
Total lease liabilities	250	203

Lessee Operating and Finance Lease Liability Maturity

Maturities of operating lease liabilities are as follows:

	Operating Leases	Finance Leases	December 31, 2022
2023	57	8	65
2024	40	5	45
2025	27	5	32
2026	19	5	24
2027	12	28	40
Thereafter	86	23	109
Total future undiscounted cash outflows	241	74	315
Effect of discounting	(48)	(17)	(65)
Total operating lease liabilities	193	57	250

Schedule of Operating and Finance Lease Term and Discount Rate

Operating and finance lease terms and discount rates are as follows:

	December 31, 2022	December 31, 2021
Weighted average remaining lease term (in years) – operating leases	9.46	9.38
Weighted average remaining lease term (in years) – finance leases	9.89	—
Weighted average discount rate – operating lease	3.12%	2.69%
Weighted average discount rate – finance lease	3.86%	—

Schedule of Operating and Finance Lease Cost and Cash Paid

Operating and finance lease cost and cash paid are as follows:

	2022	2021
Operating lease cost	62	68
Finance lease cost
Amortization of right-of-use assets	2	—
Interest	1	—
Operating lease cash paid	63	67
Finance lease cash paid	—	—

Schedule of Right of Use Assets Obtained in Exchange for Operating Lease and Finance Liabilities	Right-of-use assets obtained in exchange for new operating lease liabilities are as follows:
	2022	2021
Operating leases	60	80
Finance leases	55	—